IMPAIRMENT OF GOODWILL AND OTHER ASSETS - Additional information (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of goodwill			$ 30.0	$ 40.1
Impairment of intangible assets			13.8	0.8
Magazines CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of goodwill	$ 30.0
Impairment of goodwill without tax consequence	1.5	$ 40.1
Impairment of intangible assets	12.4
Impairment of intangible assets without tax consequence	$ 3.1
Other segments excluding Magazines CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of intangible assets			$ 1.4	$ 0.8